Equity Investment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity investment

	As of
	March 31, 2023	September 30, 2023
Equity investment, at cost	$562,000	$562,000

Equity investment, at cost	$562,000